Rialto Investment Segment (Assets And Liabilities Related To The Rialto Segment) (Details) - USD ($) $ in Thousands		Nov. 30, 2014		May. 31, 2014	Nov. 30, 2013		Nov. 30, 2012	Nov. 30, 2011
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 1,281,814			$ 970,505		$ 1,310,743	$ 1,163,604
Total assets	[1]	12,958,267			11,273,247
Total liabilities	[2]	7,706,965			6,645,777
Rialto Investments [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		303,889	[1]		201,496	[1]	$ 105,310
Restricted cash	[1]	46,975			2,593
Receivables, net	[1],[3]	153,773			111,833
Loans receivable, net	[1]	130,105			278,392
Loans held-for-sale	[1],[4]	113,596			44,228
Real estate owned - held-for-sale	[1]	190,535			197,851
Real estate owned - held-and-used, net	[1]	255,795			428,989
Investments in unconsolidated entities	[1]	175,700			154,573
Investments held-to-maturity		17,290			16,070
Other Assets, miscellaneous		70,494			43,288
Total assets	[1]	1,458,152			1,479,313
Notes payable and other debts payable (3)	[5]	623,246			441,883
Other		123,798			55,125
Total liabilities	[2]	747,044			497,008
Credit facility, amount outstanding		141,272			76,017
7% Senior Notes due 2018 [Member]
Segment Reporting Information [Line Items]
Senior notes		351,939			$ 250,000
Interest rate					7.00%
2.85% Notes Payable [Member] | Rialto Investments [Member]
Segment Reporting Information [Line Items]
Notes payable and other debts payable (3)		$ 57,950
Interest rate				2.85%

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.
[2]	As of November 30, 2014, total liabilities include $149.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $6.8 million is included in Lennar Homebuilding accounts payable, $45.0 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $61.6 million in Lennar Homebuilding senior notes and other debts payable, $14.8 million in Lennar Homebuilding other liabilities and $21.5 million in Rialto liabilities.As of November 30, 2013, total liabilities include $294.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $3.0 million is included in Lennar Homebuilding accounts payable, $191.6 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $75.1 million in Lennar Homebuilding senior notes and other debts payable, $4.9 million in Lennar Homebuilding other liabilities and $20.2 million in Rialto liabilities.
[3]	Receivables, net primarily related to loans sold but not settled as of November 30, 2014 and 2013.
[4]	Loans held-for-sale related to unsold loans originated by RMF carried at fair value.
[5]	Notes and other debts payable included $351.9 million and $250.0 million related to the 7.00% Senior Notes due 2018 ("7.00% Senior Notes") as of November 30, 2014 and 2013, respectively, $141.3 million and $76.0 million related to the RMF warehouse repurchase financing agreements as of November 30, 2014 and 2013, respectively, and $58.0 million related to notes issued through a structured note offering as of November 30, 2014.